UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III               Holland, MI                8/07/06
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      65

Form 13F Information Table Value Total:  $131,281
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  June 30, 2006

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

ALLIANCE BANKSHARES CP COM       COM      018535104        349        21275  SH          Sole              21275
ALLSCRIPTS HLTHCAR SOL COM       COM      01988P108        908        51750  SH          Sole              15200               36550
AMERICAN CAPITAL STRAT COM       COM      024937104        787        23515  SH          Sole              17300                6215
AMERICAN INTL GROUP COM          COM      026874107       3312        56090  SH          Sole              19671               36419
AMGEN INC COM                    COM      031162100       4150        63620  SH          Sole               9540               54080
BANCSHARES FLA INC COM           COM      05976U102        220        10000  SH          Sole              10000
BANK OF AMERICA CORP NEW COM     COM      060505104       4883       101513  SH          Sole              19328               82185
BERKSHIRE HATHAWAY INC CL B      COM      084670207        250           82  SH          Sole                                     82
BEST BUY INC COM                 COM      086516101       4054        73925  SH          Sole              10750               63175
CAPITAL ONE FINL CORP COM        COM      14040H105        427         5000  SH          Sole               5000
CISCO SYSTEMS INC.               COM      17275R102       4592       235134  SH          Sole              31198              203936
COACH INC COM                    COM      189754104       1275        42642  SH          Sole               6560               36082
COBIZ INC COM                    COM      190897108        450        20000  SH          Sole              20000
COGNIZANT TECH SOLUTNS CL A      COM      192446102       2718        40340  SH          Sole               6300               34040
DEARBORN BANCORP INC COM         COM      24242R108        662        29820  SH          Sole              29820
E M C CORP MASS COM              COM      268648102       2889       263334  SH          Sole              37200              226134
EBAY INC COM                     COM      278642103       1909        65185  SH          Sole              11250               53935
ENTERPRISE FINL SVCS COM         COM      293712105        382        15000  SH          Sole              15000
EXXON MOBIL CORP COM             COM      30231G102       4210    68629.337  SH          Sole               9800           58829.337
FIRST DATA CORP COM              COM      319963104        540        12000  SH          Sole              12000
FIRST HORIZON NATIONAL CORP      COM      320517105        460        11440  SH          Sole               4525                6915
FIRST MIDWEST BANCORP            COM      320867104        720        19421  SH          Sole              17781                1640
FIRST OAK BROOK BANCSH COM       COM      335847208        906        24500  SH          Sole              20900                3600
FIRST SOURCE CORPORATION         COM      336901103        311         9189  SH          Sole               9189
FIRSTBANK CORP MICH COM          COM      33761G104        449     19457.11  SH          Sole            12660.9             6796.21
FISERV INC.                      COM      337738108       5621       123913  SH          Sole              28401               95512
GATEWAY FINL HLDGS INC COM       COM      368140109        182        12000  SH          Sole              12000
GENERAL ELECTRIC                 COM      369604103       3995       121204  SH          Sole              19750              101454
GENTEX CORP COM                  COM      371901109        458    32723.019  SH          Sole              16520           16203.019
GOOGLE INC CL A                  COM      38259P508        800         1907  SH          Sole                575                1332
HUNTINGTON BANCSHARES COM        COM      446150104       3626       153780  SH          Sole                                 153780
INDEPENDENT BANK CORPORATION     COM      453838104        987        37546  SH          Sole              24127               13419
INTUITIVE SURGICAL INC COM NEW   COM      46120E602       1170        10175  SH          Sole               3300                6875
IRWIN FINL CORP COM              COM      464119106        380        19600  SH          Sole              19600
JDS UNIPHASE CORP COM            COM      46612j101         36        14050  SH          Sole                                  14050
JOHNSON & JOHNSON COM            COM      478160104       4626    77200.905  SH          Sole               8900           68300.905
LAKELAND FINL CORP COM           COM      511656100        976        40200  SH          Sole              31100                9100
LOWES COS INC COM                COM      548661107       4552        75024  SH          Sole               9250               65774
MACATAWA BANK CORPORATION        COM      554225102       8410   359553.275  SH          Sole         359553.275
MAF BANCORP INC.                 COM      55261R108        722        16853  SH          Sole              15503                1350
MB FINANCIAL INC NEW COM         COM      55264U108        703        19869  SH          Sole               19869
MERCANTILE BANK CORP COM         COM      587376104        534        13397  SH          Sole                                  13397
MICROSOFT CORP COM               COM      594918104       2852       122396  SH          Sole              19250              103146
MIDWEST BANK HOLDINGS            COM      598251106        567        25500  SH          Sole              25500
MORNINGSTAR INC COM              COM      617700109       2594        62543  SH          Sole              20200               42343
NATIONAL CITY CORP COM           COM      635405103        466        12869  SH          Sole                                  12869
OAK HILL FINL INC COM            COM      671337103        433        17000  SH          Sole              17000
PARK BANCORP INC COM             COM      700164106        225         7000  SH          Sole               7000
PINNACLE FINL PARTNERS COM       COM      72346Q104       1390        45695  SH          Sole              30185               15510
POWERSHARES ETF TRUST WNDRHLL    COM      73935X500       1278        67240  SH          Sole               8250               58990
REPUBLIC BANCORP INC COM         COM      760282103        608        49059  SH          Sole              46081                2978
SCHLUMBERGER LTD COM             COM      806857108       3119        47905  SH          Sole               8110               39795
SEI INVESTMENTS CO COM           COM      784117103       2994        61260  SH          Sole              18600               42660
STERICYCLE INC COM               COM      858912108       4477        68770  SH          Sole              11420               57350
STRYKER CORP COM                 COM      863667101       3064        72750  SH          Sole              10450               62300
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       4128       130685  SH          Sole              20600              110085
THORNBURG MTG INC COM            COM      885218107        283        10150  SH          Sole               1500                8650
TOWER FINANCIAL                  COM      891769101       2055       108716  SH          Sole              57000               51716
UNITED NAT FOOD INC COM          COM      911163103       3045        92210  SH          Sole              13000               79210
UNITEDHEALTH GROUP INC COM       COM      91324P102       2575        57510  SH          Sole               9400               48110
WALGREEN COMPANY                 COM      931422109       4813       107337  SH          Sole              15000               92337
WELLS FARGO & CO NEW COM         COM      949746101       5672        84560  SH          Sole              11294               73266
WHOLE FOODS MKT INC COM          COM      966837106       2620        40525  SH          Sole               8380               32145
WINTRUST FINL CORP COM           COM      97650W108       2214        43530  SH          Sole              17500               26030
ZIONS BANCORPORATION COM         COM      989701107        218         2800  SH          Sole               1600                1200




REPORT SUMMARY                     65 DATA RECORDS      131281                0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
